Organization	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Organization

1. Organization

3 E Network Technology Group Limited (the “Company” or “3e Network”), was incorporated in the British Virgin Islands, or BVI, on October 6, 2021. The Company, through its subsidiaries (collectively, the “Group”), is primarily engaged in providing business-to-business (“B2B”) information technology (“IT”) business solutions for enterprises located in Hong Kong. The Group conducts its primary business operations through 3e Network Technology Company Limited (“HK 3e Network”), an indirect wholly-owned subsidiary incorporated in Hong Kong on August 30, 2018.

a.	Subsidiaries

The consolidated financial statements reflect the activities of MASK and each of the following entities:

	Date of	Percentage of	Place of	Principal business
Name of the entity	incorporation	ownership	incorporation	activities
Subsidiaries
3e Network Technology Holdings Limited (“BVI 3e Holdings”)	October 8, 2018	100%	British Virgin Islands	Investment holding
3e Network Technology Company Limited (“HK 3e Network”)	August 30, 2018	100%	Hong Kong	Investment holding and sales and marketing
Maskmeta Limited (“Maskmeta”)	February 25, 2025	100%	Hong Kong	Investment holding and sales and marketing
Aurora Core Technology Oy(“Aurora”)	December 18, 2025	100%	Finland	Data center construction
Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”)（1）	May 26, 2017	100% (divested)	China	IT consulting and solutions service
Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”)（1）	January 17,2023	100% (divested)	China	IT consulting and solutions service

(1)	Full divestment of mainland China operating entities

On March 21, 2025, the Group divested 60% and 100% of its equity interests in its former mainland China operating entities, Guangzhou Sanyi Network and Guangzhou 3E Network, respectively. Subsequently, on December 25, 2025, the Group disposed of its remaining 40% equity interest in Guangzhou Sanyi Network, thereby completing the full divestment of its operating entities in mainland China.